SHARE-BASED COMPENSATION (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares reserved and available for issuance | shares	2,645,684
Weighted average grant date fair value	$ 10.99
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value	$ 11.03
Other liabilities | $	$ 184
Share based compensation description	The Director Agreements stipulate that each director shall receive that number of shares of the Company’s common stock equal to $25, based on the market price of the Common Stock, on June 9, 2022 (the “Commencement Date”) and on each anniversary of the Commencement Date. As of December 31, 2025, the total compensation expense associated with the Director Service Agreement is $435.